Leases - Schedule of Weighted Average Discount Rate and Remaining Lease Term (Details)	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Finance lease, weighted average discount rate	8.46%	8.36%
Operating lease, weighted average discount rate	8.75%	8.64%
Finance lease, weighted average remaining lease term (in years)	8 years 2 months 12 days	8 years 6 months 3 days
Operating lease, weighted average remaining lease term (in years)	8 years 8 months 1 day	7 years 5 months 26 days